Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Proceeds from sales of investments accounted for using equity method	$ 1,854	$ 5,424
Shares in the investee company disposed during the period	16,000,000	56,000,000
Proceeds from (payment to) settlement of foreign exchange contracts	$ 24	$ 151
LSEG [Member] | Call Options [Member]
Disclosure of associates [line items]
Number of shares repurchased during period	2,600,000
York Parent Limited [Member]
Disclosure of associates [line items]
Proceeds from shares sold in the prior year	$ 58
Dividends received from associates, classified as investing activities	$ 1,800	$ 5,300
Elite [Member] | Associates [member]
Disclosure of associates [line items]
Ownership interest	19.90%